united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200 Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Long-Short Equity Fund

Class A – CPQAX
Class C – CPQCX
Class I – CPQIX

Counterpoint Tactical Municipal Fund

Class A – TMNAX
Class C – TMNCX
Class I – TMNIX

Semi-Annual Report
March 31, 2019

1-844-273-8637
www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.counterpointmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	0.72%	2.11%	4.86%
Counterpoint Tactical Income Fund - Class A with Load	(3.77)%	(2.46)%	3.75%
Counterpoint Tactical Income Fund - Class C	0.34%	1.27%	4.12%
Counterpoint Tactical Income Fund - Class I	0.83%	2.29%	5.09%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	4.63%	4.48%	2.32%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 2.21%, 2.96% and 1.96% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019

Holdings by Asset Type (1)	% of Net Assets
Mutual Funds - Debt Funds	88.6%
U.S. Government Obligations	9.7%
Money Market Fund	1.1%
Other Assets In Excess Of Liabilities	0.6%
100.0%

(1)	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmarks:

			Annualized
	Six Month	One Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	(12.69)%	(9.63)%	(0.57)%
Counterpoint Tactical Equity Fund - Class A with Load	(17.71)%	(14.83)%	(2.33)%
Counterpoint Tactical Equity Fund - Class C	(13.05)%	(10.34)%	(1.33)%
Counterpoint Tactical Equity Fund - Class I	(12.60)%	(9.43)%	(0.32)%
S&P Mid-Cap 400 Total Return Index (b)	(5.29)%	2.59%	9.89%
S&P 500 Trend Allocator Total Return Index (c)	(5.30)%	5.50%	8.55%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (d)	1.17%	2.12%	1.11%
Counterpoint Tactical Equity Fund Blended Index (e)	(2.32)%	2.90%	6.56%
Counterpoint Tactical Equity Fund Blended Index II (f)	(3.99)%	4.90%	7.08%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 3.16%, 3.91% and 2.91% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2020, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The Index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The S&P 500 Trend Allocator Total Return Index is designed to track the performance of a systematic trend-dependent strategy allocating between the S&P 500 and cash, based on price trends. If the S&P 500 is observed to be in a positive trend, then the index is allocated to the S&P 500, otherwise, it is allocated to cash. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Counterpoint Tactical Equity Fund Blended Index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

(f)	The Counterpoint Tactical Equity Fund Blended Index II is a composite of 80% S&P 500 Trend Allocator Total Return Index and 20% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019

Holdings by Industry Group/Asset Type (1)	% of Net Assets
Exchanged Traded Fund	17.5%
U.S. Government Obligations	14.2%
Money Market Fund	8.8%
Insurance	5.4%
Retail	4.5%
Commercial Services	4.0%
Healthcare - Services	3.0%
Oil & Gas	2.4%
Computers	2.1%
Electronics	2.1%
Other Industries	29.1%
Other Assets in Excess of Liabilities	6.9%
100.0%

(1)	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the period ended March 31, 2019, as compared to its benchmarks:

	Six Month	One Year	Since Inception (a)
Counterpoint Long-Short Equity Fund - Class A	(7.84)%	(6.81)%	(2.89)%
Counterpoint Long-Short Equity Fund - Class A with Load	(13.12)%	(12.16)%	(6.70)%
Counterpoint Long-Short Equity Fund - Class C	(7.01)%	(5.55)%	(2.19)%
Counterpoint Long-Short Equity Fund - Class I	(7.65)%	(6.51)%	(2.60)%
S&P 500 Total Return Index (b)	(1.72)%	9.50%	9.87%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	1.17%	2.12%	1.85%
Counterpoint Long-Short Equity Fund Blended Index (d)	(0.01)%	6.07%	6.06%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 2.57%, 3.32% and 2.32% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2020, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is October 4, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Counterpoint Long-Short Equity Fund Blended index is a composite of 50% S&P 500 Total Return Index and 50% of Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019

Holdings by Industry Group/Asset Type (1)	% of Net Assets
U.S. Government Obligations	25.0%
Money Market Funds	15.5%
Exchange Traded Fund - Equity Funds	5.5%
Insurance	5.4%
Retail	4.5%
Commercial Services	4.0%
Healthcare-Services	3.1%
Oil & Gas	2.4%
Computers	2.1%
Electronics	2.1%
Other Industries	28.5%
Other Assets In Excess Of Liabilities	1.9%
100.0%

(1)	Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the period ended March 31, 2019, as compared to its benchmark:

	Six Month	Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	2.67%	3.47%
Counterpoint Tactical Municipal Fund - Class A with Load	(1.94)%	(1.18)%
Counterpoint Tactical Municipal Fund - Class C	2.24%	2.81%
Counterpoint Tactical Municipal Fund - Class I	2.80%	3.65%
Bloomberg Barclays U.S Municipal Bond Index (b)	4.63%	4.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 3.31%, 4.06% and 3.06% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Counterpoint Tactical Municipal Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019

Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt Funds	95.0%
Money Market Fund	2.5%
Exchange Traded Fund - Equity Fund	2.2%
Other Assets In Excess Of Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	MUTUAL FUNDS - 88.6%
	DEBT FUNDS - 88.6%
1,022,928	American Beacon SiM High Yield Opportunities Fund - Institutional Class	$9,666,667
10,734,463	Lord Abbett High Yield Fund - Institutional Class	78,683,616
13,970,588	MainStay MacKay High Yield Corporate Bond Fund - Institutional Class	77,955,882
7,958,801	PGIM High Yield Fund - Class Z	43,136,704
3,570,043	PIMCO High Yield Fund - Institutional Class	31,344,975
6,047,966	Putnam High Yield Fund - Class Y	36,590,192
1,728,395	SEI Institutional Managed Trust - High Yield Bond - Institutional Class	11,424,691
	TOTAL MUTUAL FUNDS (Cost - $281,690,379)	288,802,727

Principal
	U.S. GOVERNMENT OBLIGATIONS - 9.7%
$8,500,000	United States Treasury Bill, 2.455% due 9/12/2019 #	8,408,519
8,000,000	United States Treasury Bill, 2.470% due 2/27/2020 #	7,828,835
15,000,000	United States Treasury Note, 2.875% due 11/30/2023	15,425,391
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $31,308,284)	31,662,745

Shares
	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
3,642,488	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.29% *	3,642,488
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,642,488)

	TOTAL INVESTMENTS - 99.4% (Cost - $316,641,151)	$324,107,960
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	1,977,969
	NET ASSETS - 100.0%	$326,085,929

#	Discount rate at the time of purchase.

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

TOTAL RETURN SWAPS
	Interest Rate		Number of	Termination	Notional	Unrealized
Description	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation
Long
iShares iBoxx USD High Yield Corporate Bond ETF	1.98375%	Goldman Sachs	116,618	5/30/2019	$10,001,160	$82,799
iShares iBoxx USD High Yield Corporate Bond ETF	1.98375%	Goldman Sachs	93,577	4/15/2020	8,025,164	66,440
iShares iBoxx USD High Yield Corporate Bond ETF	(0.00937)%	JP Morgan	222,278	12/23/2019	19,153,695	66,683
						$215,922

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCK - 52.0%
	ADVERTISING - 0.3%
14,832	Fluent, Inc. *	$83,356

	AEROSPACE/DEFENSE - 1.2%
2,688	Astronics Corp. *	87,951
965	Moog, Inc.	83,907
916	Spirit AeroSystems Holdings, Inc.	83,842
4,333	Triumph Group, Inc.	82,587
		338,287
	AGRICULTURE - 0.3%
3,868	Darling Ingredients, Inc. *	83,742

	AIRLINES - 0.3%
1,545	Spirit Airlines, Inc. *	81,669

	APPAREL - 0.3%
568	Deckers Outdoor Corp. *	83,490

	AUTO PARTS & EQUIPMENT - 1.5%
5,972	American Axle & Manufacturing Holdings, Inc. *	85,459
10,383	Commercial Vehicle Group, Inc. *	79,638
2,799	Cooper Tire & Rubber Co.	83,662
1,701	Magna International, Inc.	82,822
4,135	Meritor, Inc. *	84,147
		415,728
	BUILDING MATERIALS - 0.3%
6,274	Builders FirstSource, Inc. *	83,695

	CHEMICALS - 0.9%
2,941	AdvanSix, Inc. *	84,024
851	Celanese Corp.	83,917
12,194	OMNOVA Solutions, Inc. *	85,602
		253,543
	COAL - 0.9%
2,417	CONSOL Energy, Inc. *	82,710
9,449	SunCoke Energy, Inc. *	80,222
2,696	Warrior Met Coal, Inc.	81,958
		244,890
	COMMERCIAL SERVICES - 4.0%
1,601	Aaron’s, Inc.	84,213
2,244	Chegg, Inc. *	85,541
589	Euronet Worldwide, Inc. *	83,985
7,905	Everi Holdings, Inc. *	83,161
2,958	EVERTEC, Inc.	82,262
4,842	Hertz Global Holdings, Inc. *	84,106
676	Insperity, Inc.	83,594
2,458	K12, Inc. *	83,892
954	Paylocity Holding Corp. *	85,087
2,211	Quanta Services, Inc.	83,443
3,987	Rent-A-Center, Inc. *	83,209
17,788	RR Donnelley & Sons Co.	83,959
1,402	TriNet Group, Inc. *	83,755
		1,090,207
	COMPUTERS - 2.1%
4,028	Agilysys, Inc. *	85,273
5,852	Conduent, Inc. *	80,933
497	EPAM Systems, Inc. *	84,058
1,005	Fortinet, Inc. *	84,390
1,187	Globant SA *	84,752
4,311	HP, Inc.	83,763
4,310	OneSpan, Inc. *	82,838
		586,007
	DISTRIBUTION/WHOLESALE - 0.9%
2,224	Core-Mark Holding Co., Inc.	82,577
4,954	Titan Machinery, Inc. *	77,084
1,576	WESCO International, Inc. *	83,544
		243,205
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
1,198	LPL Financial Holdings, Inc.	83,441

	ELECTRIC - 0.9%
4,624	AES Corp.	83,602
8,874	Cia Paranaense de Energia - ADR	82,351
1,908	NRG Energy, Inc.	81,052
		247,005
	ELECTRONICS - 2.1%
14,318	Fitbit, Inc. *	84,763
8,257	Flex Ltd. *	82,570
3,105	Jabil, Inc.	82,562
2,858	Sanmina Corp. *	82,453
2,907	Stoneridge, Inc. *	83,896
842	Tech Data Corp. *	86,229
4,412	Vishay Intertechnology, Inc.	81,490
		583,963
	ENTERTAINMENT - 0.3%
1,315	Live Nation Entertainment, Inc. *	83,555

	FOOD - 1.8%
3,629	Cia Brasileira de Distribuicao - ADR	84,483
7,066	Cosan Ltd.	81,895
4,056	Nomad Foods Ltd. *	82,945
2,099	Performance Food Group Co. *	83,204
16,075	Smart & Final Stores, Inc. *	79,411
5,115	SpartanNash Co.	81,175
		493,113
	HEALTHCARE-PRODUCTS - 1.5%
11,622	GenMark Diagnostics, Inc.	82,400
4,485	Hanger, Inc.	85,439
3,452	Lantheus Holdings, Inc.	84,505
1,272	Quidel Corp.	83,278
14,380	RTI Surgical Holdings, Inc.	86,424
		422,046

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 52.0%
	HEALTHCARE-SERVICES - 3.0%
696	Amedisys, Inc. *	$85,789
12,589	Brookdale Senior Living, Inc. *	82,836
1,581	Centene Corp. *	83,951
20,873	Community Health Systems, Inc. *	77,856
1,640	Ensign Group, Inc.	83,952
612	ICON PLC *	83,587
581	IQVIA Holdings, Inc. *	83,577
7,563	Surgery Partners, Inc. *	85,311
2,916	Tenet Healthcare Corp. *	84,097
3,708	Triple-S Management Corp. *	84,616
		835,572
	HOME FURNISHINGS - 0.3%
1,713	Sleep Number Corp. *	80,511

	HOUSEHOLD PRODUCTS/WARES - 0.6%
9,570	ACCO Brands Corp.	81,919
5,188	Quanex Building Products Corp.	82,437
		164,356
	INSURANCE - 5.4%
1,644	Aflac, Inc.	82,200
889	Allstate Corp.	83,726
2,550	Arch Capital Group Ltd. *	82,416
1,149	Argo Group International Holdings Ltd.	81,188
2,013	Athene Holding Ltd. *	82,130
1,915	CNA Financial Corp.	83,015
5,047	CNO Financial Group, Inc.	81,660
466	Erie Indemnity Co.	83,190
1,911	Essent Group Ltd. *	83,033
713	Hanover Insurance Group, Inc.	81,403
1,411	Lincoln National Corp.	82,826
1,933	MetLife, Inc.	82,288
1,666	Principal Financial Group, Inc.	83,617
1,128	Progressive Corp.	81,318
895	Prudential Financial, Inc.	82,233
4,015	Radian Group, Inc.	83,271
2,430	Unum Group	82,207
463	Willis Towers Watson PLC	81,326
		1,483,047
	INTERNET - 2.1%
4,524	1-800-Flowers.com, Inc. *	82,473
398	IAC/InterActiveCorp. *	83,624
15,439	Meet Group, Inc. *	77,658
13,753	Rubicon Project, Inc. *	83,618
2,348	Yandex NV *	80,630
2,369	Yelp, Inc. *	81,731
12,322	Zix Corp. *	84,775
		574,509
	IRON/STEEL - 0.3%
3,092	Ternium SA - ADR	84,164

	LEISURE TIME - 0.6%
1,522	Norwegian Cruise Line Holdings Ltd.	83,649
1,230	Planet Fitness, Inc.	84,526
		168,175
	MACHINERY-CONSTRUCTION & MINING- 0.3%
1,117	Oshkosh Corp.	83,920

	MEDIA - 2.1%
3,841	Altice USA, Inc.	82,505
4,007	EW Scripps Co.	84,147
3,776	Gray Television, Inc. *	80,655
4,385	Liberty Latin America Ltd. *	85,288
760	Nexstar Media Group, Inc.	82,361
2,141	Sinclair Broadcast Group, Inc.	82,386
5,985	TEGNA, Inc.	84,389
		581,731
	METAL FABRICATE/HARDWARE - 0.3%
9,372	Ryerson Holding Corp. *	80,224

	MISCELLANEOUS MANUFACTURING - 0.3%
1,585	Fabrinet *	82,991

	OFFICE BUSINESS EQUIPMENT - 0.3%
401	Zebra Technologies Corp. *	84,021

	OFFICE FURNISHINGS - 0.3%
5,395	Steelcase, Inc.	78,497

	OIL & GAS - 2.4%
2,027	CVR Energy, Inc.	83,512
2,218	Delek US Holdings, Inc.	80,780
4,757	Geopark Ltd. *	82,248
977	Murphy USA, Inc. *	83,651
5,236	Petroleo Brasileiro SA - ADR	83,357
882	Phillips 66	83,940
7,413	Range Resources Corp.	83,322
7,025	Ultrapar Participacoes SA - ADR	83,949
		664,759
	OIL & GAS SERVICES - 1.2%
7,704	Keane Group, Inc. *	83,897
4,131	Matrix Service Co. *	80,885
5,832	Patterson-UTI Energy, Inc.	81,765
18,024	Superior Energy Services, Inc. *	84,172
		330,719
	PHARMACEUTICALS - 1.2%
553	Allergan PLC	80,965
43,292	BioScrip, Inc. *	86,584
1,585	Herbalife Nutrition Ltd. *	83,989
2,406	Premier, Inc. *	82,983
		334,521
	PIPELINES - 0.3%
5,890	NGL Energy Partners LP	82,637

	REAL ESTATE - 0.6%
1,685	CBRE Group, Inc. *	83,323
17,118	Xinyuan Real Estate Co. Ltd. - ADR	83,365
		166,688

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 52.0%
	RETAIL - 4.5%
19,876	Barnes & Noble Education, Inc. *	$83,479
14,824	Barnes & Noble, Inc.	80,494
940	Dine Brands Global, Inc.	85,813
1,409	Foot Locker, Inc.	85,385
8,686	Foundation Building Materials, Inc. *	85,470
4,258	Guess?, Inc.	83,457
7,745	Habit Restaurants, Inc. *	83,801
919	Lithia Motors, Inc.	85,237
22,235	Office Depot, Inc.	80,713
2,255	PCM, Inc. *	82,601
1,876	Penske Automotive Group, Inc.	83,763
15,209	Sportsman’s Warehouse Holdings, Inc. *	73,003
237	Ulta Beauty, Inc. *	82,649
10,889	Vitamin Shoppe, Inc. *	76,659
2,820	World Fuel Services Corp.	81,470
		1,233,994
	SEMICONDUCTORS - 1.2%
1,996	Cirrus Logic, Inc. *	83,972
2,396	Diodes, Inc. *	83,141
2,131	Silicon Motion Technology Corp. - ADR	84,473
3,590	Xperi Corp.	84,006
		335,592
	SOFTWARE - 1.8%
11,476	Avid Technology, Inc. *	85,496
1,331	Cadence Design Systems, Inc. *	84,532
21,819	Castlight Health, Inc. *	81,821
2,840	LivePerson, Inc. *	82,417
463	VMware, Inc.	83,576
1,696	Workiva, Inc. *	85,987
		503,829
	SOLAR ENERGY EQUIPMENT - 0.3%
4,571	Canadian Solar, Inc.	85,158

	TELECOMMUNICATIONS - 1.5%
11,880	A10 Networks, Inc. *	84,229
1,512	Acacia Communications, Inc. *	86,713
18,722	Aerohive Networks, Inc. *	84,811
2,212	Ciena Corp.	82,596
11,270	Extreme Networks, Inc. *	84,412
		422,761
	TRANSPORTATION - 1.2%
2,025	Hub Group, Inc. *	82,721
14,036	Radiant Logistics, Inc. *	88,427
3,887	Schneider National, Inc.	81,821
20,406	Teekay Corp.	79,992
		332,961

	TOTAL COMMON STOCK (Cost - $14,050,915)	14,376,279

	EXCHANGE TRADED FUND - 17.5%
	EQUITY FUND - 17.5%
17,135	SPDR S&P 500 ETF Trust	4,840,295
	TOTAL EXCHANGE TRADED FUND (Cost - $4,185,743)

	SHORT-TERM INVESTMENT - 8.8%
	MONEY MARKET FUND - 8.8%
2,430,881	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 2.30% *	2,430,881
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,430,881)

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTION - 0.6%
	PUT OPTION - 0.6%
65	S&P E-MINI Future Apr 2019 ^	Goldman Sachs	5/1/2019	$2,760	$8,970,000	57,688
79	S&P E-MINI Future Apr 2019 ^	Goldman Sachs	5/1/2019	2,765	10,921,750	74,062
20	S&P E-MINI Future May 2019 ^	Goldman Sachs	5/20/2019	2,755	2,755,000	27,500
	TOTAL PURCHASED OPTIONS (Cost - $382,238)					159,250

Principal
	U.S. GOVERNMENT OBLIGATIONS - 14.2%
$2,000,000	United States Treasury Bill, 2.455% due 9/12/2019 #					1,978,475
2,000,000	United States Treasury Bill, 2.545% due 1/02/2020 #					1,964,388
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost - $3,938,599)					3,942,863

	TOTAL INVESTMENTS - 93.1% (Cost - $24,988,376)					$25,749,568
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%					1,905,856
	NET ASSETS - 100.0%					$27,655,424

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

^	50 contracts per contract.

#	Discount rate at the time of purchase.

FUTURE CONTRACTS
				Number of	Expiration	Notional Amount/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future June 2019			Goldman Sachs	64	6/21/2019	$9,080,960	$258,358

TOTAL RETURN SWAPS
		Interest Rate		Number Of	Maturity	Notional	Unrealized
Description	Currency	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	(3.18375)%	Goldman Sachs	103,085	2/27/2020	$9,561,465	$174,396
GS Client Global Stock Long Basket 2 ***	USD	(0.70000)%	Goldman Sachs	113,835	4/30/2020	9,665,070	10,893
SPDR S&P 500 ETF TRUST	USD	2.74000%	JP Morgan	29,425	3/4/2021	8,284,445	27,496
							$212,785
Short
GS Client Global Stock Short Basket ***	USD	1.6337500%	Goldman Sachs	99,460	2/27/2020	9,678,023	(45,291)
GS Client Global Stock Short Basket 2 ***	USD	0.95000%	Goldman Sachs	106,133	4/30/2020	9,597,257	(17,356)
JP Morgan U.S. Short Index Basket ***	USD	0.20000%	JP Morgan	138,481	5/21/2019	14,067,371	204,926
							$142,279

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	COMMON STOCK - 52.1%
	ADVERTISING - 0.3%
7,164	Fluent, Inc. *	$40,262

	AEROSPACE/DEFENSE - 1.2%
1,298	Astronics Corp. *	42,470
466	Moog, Inc.	40,519
442	Spirit AeroSystems Holdings, Inc.	40,456
2,093	Triumph Group, Inc.	39,893
		163,338
	AGRICULTURE - 0.3%
1,868	Darling Ingredients, Inc. *	40,442

	AIRLINES - 0.3%
746	Spirit Airlines, Inc. *	39,434

	APPAREL - 0.3%
275	Deckers Outdoor Corp. *	40,422

	AUTO PARTS & EQUIPMENT - 1.5%
2,884	American Axle & Manufacturing Holdings, Inc. *	41,270
5,014	Commercial Vehicle Group, Inc. *	38,457
1,352	Cooper Tire & Rubber Co.	40,411
821	Magna International, Inc.	39,975
1,997	Meritor, Inc. *	40,639
		200,752
	BUILDING MATERIALS - 0.3%
3,030	Builders FirstSource, Inc. *	40,420

	CHEMICALS - 0.9%
1,421	AdvanSix, Inc. *	40,598
411	Celanese Corp.	40,529
5,889	OMNOVA Solutions, Inc. *	41,341
		122,468
	COAL - 0.9%
1,168	CONSOL Energy, Inc. *	39,969
4,564	SunCoke Energy, Inc. *	38,748
1,302	Warrior Met Coal, Inc.	39,581
		118,298
	COMMERCIAL SERVICES - 4.0%
773	Aaron’s, Inc.	40,660
1,083	Chegg, Inc. *	41,284
284	Euronet Worldwide, Inc. *	40,496
3,818	Everi Holdings, Inc. *	40,165
1,428	EVERTEC, Inc.	39,713
2,339	Hertz Global Holdings, Inc. *	40,628
327	Insperity, Inc.	40,437
1,187	K12, Inc. *	40,512
460	Paylocity Holding Corp. *	41,027
1,068	Quanta Services, Inc.	40,306
1,925	Rent-A-Center, Inc. *	40,175
8,591	RR Donnelley & Sons Co.	40,550
677	TriNet Group, Inc. *	40,444
		526,397
	COMPUTERS - 2.1%
1,945	Agilysys, Inc. *	41,176
2,826	Conduent, Inc. *	39,084
240	EPAM Systems, Inc. *	40,591
486	Fortinet, Inc. *	40,809
573	Globant SA *	40,912
2,082	HP, Inc.	40,453
2,082	OneSpan, Inc. *	40,016
		283,041
	DISTRIBUTION/WHOLESALE - 0.9%
1,074	Core-Mark Holding Co., Inc.	39,877
2,393	Titan Machinery, Inc. *	37,235
761	WESCO International, Inc. *	40,341
		117,453
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
579	LPL Financial Holdings, Inc.	40,327

	ELECTRIC - 0.9%
2,233	AES Corp.	40,373
4,286	Cia Paranaense de Energia - ADR	39,774
921	NRG Energy, Inc.	39,124
		119,271
	ELECTRONICS - 2.1%
6,915	Fitbit, Inc. *	40,937
3,988	Flex Ltd. *	39,880
1,499	Jabil, Inc.	39,858
1,380	Sanmina Corp. *	39,813
1,404	Stoneridge, Inc. *	40,519
407	Tech Data Corp. *	41,681
2,131	Vishay Intertechnology, Inc.	39,360
		282,048
	ENTERTAINMENT - 0.3%
635	Live Nation Entertainment, Inc. *	40,348

	FOOD - 1.8%
1,753	Cia Brasileira de Distribuicao - ADR	40,810
3,412	Cosan Ltd.	39,545
1,959	Nomad Foods Ltd. *	40,062
1,014	Performance Food Group Co. *	40,195
7,763	Smart & Final Stores, Inc. *	38,349
2,470	SpartanNash Co.	39,199
		238,160
	HEALTHCARE-PRODUCTS - 1.5%
5,613	GenMark Diagnostics, Inc.	39,796
2,166	Hanger, Inc.	41,262
1,667	Lantheus Holdings, Inc.	40,808
615	Quidel Corp.	40,264
6,945	RTI Surgical Holdings, Inc.	41,740
		203,870

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 52.1%
	HEALTHCARE-SERVICES - 3.1%
336	Amedisys, Inc. *	$41,415
6,080	Brookdale Senior Living, Inc. *	40,006
764	Centene Corp. *	40,568
10,080	Community Health Systems, Inc. *	37,598
792	Ensign Group, Inc.	40,543
296	ICON PLC *	40,428
281	IQVIA Holdings, Inc. *	40,422
3,653	Surgery Partners, Inc. *	41,206
1,408	Tenet Healthcare Corp. *	40,607
1,791	Triple-S Management Corp. *	40,871
		403,664
	HOME FURNISHINGS - 0.3%
827	Sleep Number Corp. *	38,869

	HOUSEHOLD PRODUCTS/WARES - 0.6%
4,621	ACCO Brands Corp.	39,556
2,505	Quanex Building Products Corp.	39,804
		79,360
	INSURANCE - 5.4%
794	Aflac, Inc.	39,700
429	Allstate Corp.	40,403
1,231	Arch Capital Group Ltd. *	39,786
555	Argo Group International Holdings Ltd.	39,216
972	Athene Holding Ltd. *	39,658
925	CNA Financial Corp.	40,099
2,437	CNO Financial Group, Inc.	39,431
225	Erie Indemnity Co.	40,167
923	Essent Group Ltd. *	40,104
344	Hanover Insurance Group, Inc.	39,274
681	Lincoln National Corp.	39,975
933	MetLife, Inc.	39,718
805	Principal Financial Group, Inc.	40,403
544	Progressive Corp.	39,217
432	Prudential Financial, Inc.	39,692
1,940	Radian Group, Inc.	40,236
1,173	Unum Group	39,682
223	Willis Towers Watson PLC	39,170
		715,931

	INTERNET - 2.1%
2,185	1-800-Flowers.com, Inc. *	39,832
192	IAC/InterActiveCorp. *	40,341
7,457	Meet Group, Inc. *	37,509
6,642	Rubicon Project, Inc. *	40,383
1,134	Yandex NV *	38,942
1,144	Yelp, Inc. *	39,468
5,951	Zix Corp. *	40,943
		277,418
	IRON/STEEL - 0.3%
1,493	Ternium SA - ADR	40,640

	LEISURE TIME - 0.6%
735	Norwegian Cruise Line Holdings Ltd.	40,395
594	Planet Fitness, Inc.	40,820
		81,215
	MACHINERY-CONSTRUCTION & MINING- 0.3%
539	Oshkosh Corp.	40,495

	MEDIA - 2.1%
1,855	Altice USA, Inc.	39,845
1,936	EW Scripps Co.	40,656
1,824	Gray Television, Inc. *	38,961
2,118	Liberty Latin America Ltd. *	41,195
367	Nexstar Media Group, Inc.	39,772
1,034	Sinclair Broadcast Group, Inc.	39,788
2,891	TEGNA, Inc.	40,763
		280,980
	METAL FABRICATE/HARDWARE - 0.3%
4,526	Ryerson Holding Corp. *	38,743

	MISCELLANEOUS MANUFACTURING - 0.3%
766	Fabrinet *	40,108
	.
	OFFICE FURNISHINGS - 0.3%
2,606	Steelcase, Inc.	37,917

	OFFICE BUSINESS EQUIPMENT - 0.3%
194	Zebra Technologies Corp. *	40,649

	OIL & GAS - 2.4%
979	CVR Energy, Inc.	40,335
1,071	Delek US Holdings, Inc.	39,006
2,297	Geopark Ltd. *	39,715
472	Murphy USA, Inc. *	40,413
2,529	Petroleo Brasileiro SA - ADR	40,262
426	Phillips 66	40,542
3,580	Range Resources Corp.	40,239
3,393	Ultrapar Participacoes SA - ADR	40,546
		321,058
	OIL & GAS SERVICES - 1.2%
3,721	Keane Group, Inc. *	40,522
1,995	Matrix Service Co. *	39,062
2,816	Patterson-UTI Energy, Inc.	39,480
8,705	Superior Energy Services, Inc. *	40,652
		159,716
	PHARMACEUTICALS - 1.2%
267	Allergan PLC	39,092
21,724	BioScrip, Inc. *	43,448
765	Herbalife Nutrition Ltd. *	40,537
1,162	Premier, Inc. *	40,077
		163,154
	PIPELINES - 0.3%
2,845	NGL Energy Partners LP	39,915

	REAL ESTATE - 0.6%
814	CBRE Group, Inc. *	40,253
8,267	Xinyuan Real Estate Co. Ltd. - ADR	40,260
		80,513

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 52.1%
	RETAIL - 4.5%
9,600	Barnes & Noble Education, Inc. *	$40,320
7,159	Barnes & Noble, Inc.	38,873
454	Dine Brands Global, Inc.	41,446
681	Foot Locker, Inc.	41,269
4,195	Foundation Building Materials, Inc. *	41,279
2,056	Guess?, Inc.	40,298
3,741	Habit Restaurants, Inc. *	40,478
443	Lithia Motors, Inc.	41,088
10,739	Office Depot, Inc.	38,982
1,089	PCM, Inc. *	39,890
906	Penske Automotive Group, Inc.	40,453
7,345	Sportsman’s Warehouse Holdings, Inc. *	35,256
114	Ulta Beauty, Inc. *	39,755
5,259	Vitamin Shoppe, Inc. *	37,023
1,362	World Fuel Services Corp.	39,348
		595,758
	SEMICONDUCTORS - 1.2%
964	Cirrus Logic, Inc. *	40,555
1,157	Diodes, Inc. *	40,148
1,029	Silicon Motion Technology Corp. - ADR	40,790
1,733	Xperi Corp.	40,552
		162,045
	SOFTWARE - 1.8%
5,542	Avid Technology, Inc. *	41,288
643	Cadence Design Systems, Inc. *	40,837
10,537	Castlight Health, Inc. *	39,514
1,371	LivePerson, Inc. *	39,787
224	VMware, Inc.	40,434
819	Workiva, Inc. *	41,523
		243,383
	SOLAR ENERGY EQUIPMENT - 0.3%
2,207	Canadian Solar, Inc.	41,117

	TELECOMMUNICATIONS - 1.5%
5,738	A10 Networks, Inc. *	40,682
730	Acacia Communications, Inc. *	41,866
9,043	Aerohive Networks, Inc. *	40,965
1,068	Ciena Corp.	39,879
5,443	Extreme Networks, Inc. *	40,768
		204,160
	TRANSPORTATION - 1.2%
978	Hub Group, Inc. *	39,951
6,779	Radiant Logistics, Inc. *	42,708
1,877	Schneider National, Inc.	39,511
9,855	Teekay Corp.	38,631
		160,801

	TOTAL COMMON STOCK (Cost - $6,793,148)	6,944,360

	EXCHANGE TRADED FUND - 5.5%
	EQUITY FUND - 5.5%
2,575	SPDR S&P 500 ETF Trust +	727,386
	TOTAL EXCHANGE TRADED FUND (Cost - $664,788)

Principal
	U.S. GOVERNMENT OBLIGATION - 25.0%
$550,000	United States Treasury Bill, 2.455% due 9/12/2019 #	544,081
1,850,000	United States Treasury Bill, 2.545% due 1/02/2020 #	1,817,059
1,000,000	United States Treasury Bill, 2.47% due 2/27/2020 #	978,604
	TOTAL U.S. GOVERNMENT OBLIGATION (Cost - $3,335,313)	3,339,744

Shares
	SHORT-TERM INVESTMENT - 15.5%
	MONEY MARKET FUND - 15.5%
1,410,909	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 2.30% *	1,410,909
657,230	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 2.11% **	657,230
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,068,139)	2,068,139

	TOTAL INVESTMENTS - 98.1% (Cost - $12,861,388)	$13,079,629
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%	259,589
	NET ASSETS - 100.0%	$13,339,218

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

+	All or a portion of this security is held as collateral for securities sold short.

#	Discount rate at the time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

							Unreallized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future June 2019			Goldman Sachs	10	6/21/2019	$1,418,900	$41,450

TOTAL RETURN SWAPS
		Interest Rate		Number Of	Maturity	Notional	Unrealized
Description	Currency	Received/(Paid)	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	(3.18375)%	Goldman Sachs	49,776	2/27/2020	$4,616,884	$87,849
GS Client Global Stock Long Basket 2 ***	USD	(0.70000)%	Goldman Sachs	54,954	4/30/2020	4,665,825	4,779
SPDR S&P 500 ETF TRUST	USD	2.79000%	JP Morgan	16,433	12/16/2019	4,626,620	15,353
							$107,981
Short
GS Client Global Stock Short Basket ***	USD	1.63375%	Goldman Sachs	48,038	2/27/2020	4,674,370	(21,380)
GS Client Global Stock Short Basket 2 ***	USD	0.95000%	Goldman Sachs	51,236	4/30/2020	4,633,102	(7,735)
JP Morgan U.S. Short Index Basket ***	USD	0.20000%	JP Morgan	66,885	12/10/2019	6,718,425	108,753
							$79,638

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUND - 2.2%
	EQUITY FUND - 2.2%
5,095	VanEck Vectors High-Yield Municipal Index ETF	$319,813
	TOTAL EXCHANGE TRADED FUNDS (Cost - $315,365)

	MUTUAL FUNDS - 95.0%
	DEBT FUNDS - 95.0%
588,743	BlackRock High Yield Municipal Fund - Institutional Class	5,722,583
554,648	Eaton Vance High Yield Municipal Income Fund - Class I	4,997,375
320,305	Franklin High Yield Tax-Free Income Fund - Advisor Class	3,235,081
	TOTAL MUTUAL FUNDS (Cost - $13,611,347)	13,955,039

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
365,414	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.29% *	365,414
	TOTAL SHORT-TERM INVESTMENTS (Cost - $365,414)

	TOTAL INVESTMENTS - 99.7% (Cost - $14,292,126)	$14,640,266
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	37,809
	NET ASSETS - 100.0%	$14,678,075

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

	Counterpoint	Counterpoint	Counterpoint		Counterpoint
	Tactical Income	Tactical Equity	Long-Short		Tactical
	Fund	Fund	Equity Fund		Municipal Fund
ASSETS
Investment securities:
At cost	$316,641,151	$24,988,376	$12,861,388		$14,292,126
At value	$324,107,960	$25,749,568	$13,079,629		$14,640,266
Cash	—	622	72,817		—
Cash held for collateral at broker	1,638,384	1,422,325	40,804		—
Dividends and Interest receivable	1,389,371	61,465	25,527		51,303
Receivable for Fund shares sold	362,307	3,895	—		19,297
Unrealized appreciation on total return swaps	215,922	355,064	187,619		—
Receivable for securities sold	—	3,317,957	1,606,415		—
Unrealized appreciation on futures contracts	—	258,358	41,450		—
Receivable due from advisor	—	—	—		1,825
Prepaid expenses and other assets	60,717	37,346	11,914		17,426
TOTAL ASSETS	327,774,661	31,206,600	15,066,175		14,730,117

LIABILITIES
Due to custodian	643,780	—	—		32,092
Payable for Fund shares redeemed	554,909	—	—		—
Investment advisory fees payable	344,514	23,470	6,183		—
Payable to related parties	50,356	—	2,005		2,650
Distribution (12b-1) fees payable	43,076	3,297	1,819		427
Payable for investments purchased	—	3,496,294	1,692,485		—
Accrued expenses and other liabilities	52,097	28,115	24,465		16,873
TOTAL LIABILITIES	1,688,732	3,551,176	1,726,957		52,042
NET ASSETS	$326,085,929	$27,655,424	$13,339,218		$14,678,075

NET ASSETS CONSIST OF:
Paid in capital	$331,557,522	$29,819,561	$13,830,090		$14,460,622
Accumulated earnings (loss)	$(5,471,593)	$(2,164,137)	$(490,872)		$217,453
NET ASSETS	$326,085,929	$27,655,424	$13,339,218		$14,678,075

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$76,582,946	$5,362,510	$8,042,987		$1,492,511
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,184,684	399,200	577,388		146,705
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.66	$13.43	$13.93		$10.17
Maximum offering price per share (maximum sales charge of 4.50%, 5.75%, 5.75% and 4.50%, respectively)	$11.16	$14.25	$14.78		$10.65

Class C Shares:
Net Assets	$31,248,690	$2,496,604	$97		$164,915
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,938,623	190,934	7		16,228
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.63	$13.08	$14.02	(a)	$10.16

Class I Shares:
Net Assets	$218,254,293	$19,796,310	$5,296,134		$13,020,649
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	20,487,595	1,460,826	380,407		1,279,833
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.65	$13.55	$13.92		$10.17

(a)	Net assets divided by shares outstanding does not equal net assets value due to rounding.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

	Counterpoint	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Long-Short	Tactical Municipal
	Fund	Fund	Equity Fund	Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $1,108, $464 and $0, respectively)	$7,476,689	$171,819	$71,899	$190,942
Interest	1,306,644	82,260	43,832	45,199
TOTAL INVESTMENT INCOME	8,783,333	254,079	115,731	236,141

EXPENSES
Investment advisory fees	2,194,048	189,309	87,816	50,236
Distribution (12b-1) fees:
Class A	109,489	7,148	13,848	1,439
Class C	162,401	13,581	—	564
Administrative services fees	145,350	14,617	8,111	8,233
Third party administrative servicing fees	127,110	7,487	501	4,221
Transfer agent fees	64,917	17,468	17,452	17,452
Accounting services fees	52,657	4,544	2,108	2,153
Printing and postage expenses	35,040	7,467	7,497	7,480
Compliance officer fees	24,932	17,390	12,424	9,944
Custodian fees	22,433	7,503	4,980	2,500
Registration fees	11,956	3,753	3,505	3,505
Audit fees	9,047	9,047	9,047	9,083
Trustees’ fees and expenses	7,480	7,480	7,480	7,480
Legal fees	7,480	7,480	7,521	7,480
Insurance expense	4,984	353	249	51
Dividends on securities sold short	—	19,672	—	—
Interest expense	—	72	—	—
Other expenses	5,206	2,493	2,493	2,494
TOTAL EXPENSES	2,984,530	336,864	185,032	134,315

Less: Fees waived by the Advisor	—	(31,589)	(48,516)	(60,525)
TOTAL NET EXPENSES	2,984,530	305,275	136,516	73,790

NET INVESTMENT INCOME (LOSS)	5,798,803	(51,196)	(20,785)	162,351

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(12,495,803)	(927,144)	(537,467)	(143,825)
Net realized loss on swap contracts	(1,665,734)	(2,217,302)	(53,683)	—
Net realized loss on swaptions purchased	(553,125)	—	—	—
Net realized loss on futures contracts	(330,000)	(1,756,845)	(9,727)	—
Net realized gain on securities sold short	—	1,450,971	332	—
Net realized gain on options purchased	—	41,635	—	—
Net realized gain (loss) on foreign currency transactions	—	52	(2)	—
	(15,044,662)	(3,408,633)	(600,547)	(143,825)

Net change in unrealized appreciation (depreciation) on investments	8,851,972	(1,081,878)	(795,032)	387,800
Net change in unrealized appreciation on futures contracts	470,256	164,968	32,602	—
Net change in unrealized depreciation on foreign currency translations	—	(29)	—	—
Net change in unrealized depreciation on options purchased	—	(222,988)	—	—
Net change in unrealized depreciation on securities sold short	—	(122,028)	—	—
Net change in unrealized appreciation on swap contracts	70,454	466,332	158,799	—
	9,392,682	(795,623)	(603,631)	387,800

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(5,651,980)	(4,204,256)	(1,204,178)	243,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,823	$(4,255,452)	$(1,224,963)	$406,326

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment income	$5,798,803	$9,805,652
Net realized gain (loss) on investments, futures contracts, options purchased, options written, swap contracts, swaptions purchased and swaptions written	(15,044,662)	6,127,846
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and swaptions purchased	9,392,682	(16,719,312)
Net increase (decrease) in net assets resulting from operations	146,823	(785,814)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(3,461,315)
Class C	—	(681,525)
Class I	—	(8,719,731)

From net realized gains:
Class A	—	(18,291)
Class C	—	(5,381)
Class I	—	(38,357)

Total distributions paid: *
Class A	(2,397,606)	—
Class C	(875,313)	—
Class I	(7,077,238)	—
Net decrease in net assets resulting from distributions to shareholders	(10,350,157)	(12,924,600)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	41,371,136	55,460,424
Class C	2,060,378	12,568,376
Class I	45,217,752	129,004,484
Net asset value of shares issued in reinvestment of distributions:
Class A	2,329,093	3,358,890
Class C	658,368	488,051
Class I	6,848,194	8,436,199
Payments for shares redeemed:
Class A	(72,309,960)	(82,572,759)
Class C	(5,930,461)	(9,504,555)
Class I	(88,605,856)	(114,828,315)
Net increase (decrease) in net assets from shares of beneficial interest	(68,361,356)	2,410,795

TOTAL DECREASE IN NET ASSETS	(78,564,690)	(11,299,619)

NET ASSETS
Beginning of Period	404,650,619	415,950,238
End of Period **	$326,085,929	$404,650,619

SHARE ACTIVITY
Class A:
Shares Sold	3,966,562	5,039,597
Shares Reinvested	222,472	305,455
Shares Redeemed	(6,888,553)	(7,478,359)
Net decrease in shares of beneficial interest outstanding	(2,699,519)	(2,133,307)

Class C:
Shares Sold	194,622	1,143,498
Shares Reinvested	63,127	44,497
Shares Redeemed	(562,889)	(869,322)
Net increase (decrease) in shares of beneficial interest outstanding	(305,140)	318,673

Class I:
Shares Sold	4,274,809	11,759,781
Shares Reinvested	654,448	767,956
Shares Redeemed	(8,425,452)	(10,458,228)
Net increase (decrease) in shares of beneficial interest outstanding	(3,496,195)	2,069,509

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment income of $1,433,098 as of September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment loss	$(51,196)	$(304,115)
Net realized gain (loss) on investments, foreign currency transactions, futures contracts, options purchased, options written, securities sold short and swap contracts	(3,408,633)	476,729
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts, options purchased, securities sold short and swap contracts	(795,623)	1,373,738
Net increase (decrease) in net assets resulting from operations	(4,255,452)	1,546,352

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(229,503)
Class C	—	(87,210)
Class I	—	(678,473)

Total distributions paid: *
Class A	(185,067)	—
Class C	(95,713)	—
Class I	(723,799)	—
Net decrease in net assets resulting from distributions to shareholders	(1,004,579)	(995,186)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,311,755	3,112,018
Class C	394,570	1,644,461
Class I	10,339,250	19,253,760
Net asset value of shares issued in reinvestment of distributions:
Class A	178,536	224,596
Class C	38,591	41,030
Class I	694,091	624,239
Payments for shares redeemed:
Class A	(3,460,982)	(895,279)
Class C	(320,850)	(78,383)
Class I	(11,066,304)	(7,379,375)
Net increase in net assets from shares of beneficial interest	108,657	16,547,067

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,151,374)	17,098,233

NET ASSETS
Beginning of Period	32,806,798	15,708,565
End of Period **	$27,655,424	$32,806,798

SHARE ACTIVITY
Class A:
Shares Sold	235,610	198,987
Shares Reinvested	12,433	14,443
Shares Redeemed	(245,962)	(57,326)
Net increase in shares of beneficial interest outstanding	2,081	156,104

Class C:
Shares Sold	27,782	106,170
Shares Reinvested	2,755	2,682
Shares Redeemed	(23,907)	(5,124)
Net increase in shares of beneficial interest outstanding	6,630	103,728

Class I:
Shares Sold	719,059	1,228,395
Shares Reinvested	47,934	39,913
Shares Redeemed	(778,482)	(469,888)
Net increase (decrease) in shares of beneficial interest outstanding	(11,489)	798,420

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment income of $125,183 as of September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018 (a)
FROM OPERATIONS
Net investment loss	$(20,785)	$(81,280)
Net realized loss on investments, foreign currency transactions, futures contracts, options purchased, securities sold short and swap contracts	(600,547)	(504,824)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	(603,631)	1,050,941
Net increase (decrease) in net assets resulting from operations	(1,224,963)	464,837

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(31,573)
Class I	—	(643)

From return of capital:
Class A	—	(81,709)
Class C	—	(1)
Class I	—	(1,374)

Total distributions paid: *
Class A	(219,593)	—
Class C	(2)	—
Class I	(47,376)	—
Net decrease in net assets resulting from distributions to shareholders	(266,971)	(115,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,010,816	23,752,645
Class C	—	100
Class I	4,641,360	1,628,602
Net asset value of shares issued in reinvestment of distributions:
Class A	189,607	103,823
Class C	2	—
Class I	46,159	2,017
Payments for shares redeemed:
Class A	(9,129,314)	(7,906,701)
Class I	(800,467)	(57,034)
Net increase (decrease) in net assets from shares of beneficial interest	(3,041,837)	17,523,452

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,533,771)	17,872,989

NET ASSETS
Beginning of Period	17,872,989	—
End of Period**	$13,339,218	$17,872,989

SHARE ACTIVITY
Class A:
Shares Sold	143,286	1,562,781
Shares Reinvested	13,486	6,751
Shares Redeemed	(633,513)	(515,403)
Net increase (decrease) in shares of beneficial interest outstanding	(476,741)	1,054,129

Class C:
Shares Reinvested	0 (b)	7
Net increase in shares of beneficial interest outstanding	0	7

Class I:
Shares Sold	331,402	106,214
Shares Reinvested	3,288	131
Shares Redeemed	(56,891)	(3,737)
Net increase in shares of beneficial interest outstanding	277,799	102,608

(a)	The Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017.

(b)	Less than 1 share

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Period includes undistributed net investment income of $(21,642) as of September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018 (a)
FROM OPERATIONS
Net investment income	$162,351	$117,985
Net realized loss on investments	(143,825)	(68)
Net change in unrealized appreciation (depreciation) on investments	387,800	(39,660)
Net increase in net assets resulting from operations	406,326	78,257

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(7,277)
Class C	—	(384)
Class I	—	(103,618)

Total distributions paid: *
Class A	(11,869)	—
Class C	(973)	—
Class I	(143,009)	—
Net decrease in net assets resulting from distributions to shareholders	(155,851)	(111,279)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	699,438	1,056,317
Class C	92,520	68,299
Class I	4,624,623	13,423,000
Net asset value of shares issued in reinvestment of distributions:
Class A	11,869	7,277
Class C	973	384
Class I	112,342	82,463
Payments for shares redeemed:
Class A	(266,450)	(37,447)
Class I	(5,001,770)	(413,216)
Net increase in net assets from shares of beneficial interest	273,545	14,187,077

TOTAL INCREASE IN NET ASSETS	524,020	14,154,055

NET ASSETS
Beginning of Period	14,154,055	—
End of Period **	$14,678,075	$14,154,055

SHARE ACTIVITY
Class A:
Shares Sold	69,928	105,259
Shares Reinvested	1,184	725
Shares Redeemed	(26,673)	(3,718)
Net increase in shares of beneficial interest outstanding	44,439	102,266

Class C:
Shares Sold	9,317	6,776
Shares Reinvested	97	38
Net increase in shares of beneficial interest outstanding	9,414	6,814

Class I:
Shares Sold	464,157	1,339,086
Shares Reinvested	11,227	8,211
Shares Redeemed	(501,806)	(41,042)
Net increase (decrease) in shares of beneficial interest outstanding	(26,422)	1,306,255

(a)	The Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018.

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Period includes undistributed net investment income of $6,706 as of September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the	For the	For the
	March 31, 2019		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.91		$11.28		$11.17	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.28		0.32	0.29	0.07
Net realized and unrealized gain (loss) on investments (3)	(0.10)		(0.31)		0.32	1.00	0.15
Total from investment operations	0.07		(0.03)		0.64	1.29	0.22
Paid-in-capital from redemption fees	—		—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.18)		(0.34)		(0.38)	(0.21)	(0.12)
Return of Capital	—		—		—	—	(0.01)
Net realized gains	(0.14)		(0.00	) (4)	(0.15)	—	—
Total distributions	(0.32)		(0.34)		(0.53)	(0.21)	(0.13)
Net asset value, end of period	$10.66		$10.91		$11.28	$11.17	$10.09
Total return (5)	0.72	% (6)	(0.27)%		5.95%	12.85%	2.20	% (6)
Net assets, at end of period (000’s)	$76,583		$107,839		$135,575	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.80	% (9)	1.77%		1.77%	1.85%	2.18	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.80	% (9)	1.77%		1.77%	1.93%	2.00	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	3.16	% (9)	2.55%		2.82%	2.77%	0.67	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	3.16	% (9)	2.55%		2.82%	2.69%	0.85	% (9)
Portfolio Turnover Rate	342	% (6)	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the	For the	For the
	March 31, 2019		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.89		$11.22		$11.12	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.13		0.20		0.23	0.20	(0.03)
Net realized and unrealized gain (loss) on investments (3)	(0.10)		(0.32)		0.33	1.01	0.21
Total from investment operations	0.03		(0.12)		0.56	1.21	0.18
Paid-in-capital from redemption fees	—		—		—	—	0.00	(4)
Less distributions from:
Net investment income	(0.15)		(0.21)		(0.31)	(0.15)	(0.11)
Return of capital	—		—		—	—	(0.01)
Net realized gains	(0.14)		(0.00	) (4)	(0.15)	—	—
Total distributions	(0.29)		(0.21)		(0.46)	(0.15)	(0.12)
Net asset value, end of period	$10.63		$10.89		$11.22	$11.12	$10.06
Total return (5)	0.34	% (6)	(1.03)%		5.15%	12.09%	1.72	% (6)
Net assets, at end of period (000’s)	$31,249		$35,336		$32,825	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	2.55	% (9)	2.52%		2.52%	2.60%	2.91	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.55	% (9)	2.52%		2.52%	2.68%	2.75	% (9)
Ratio of net investment income (loss) before waiver/recapture to average net assets (7,10)	2.51	% (9)	1.79%		2.08%	1.98%	(0.48	)% (9)
Ratio of net investment income (loss) after waiver/recapture to average net assets (7,10)	2.51	% (9)	1.79%		2.08%	1.90%	(0.32	)% (9)
Portfolio Turnover Rate	342	% (6)	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the	For the	For the
	March 31, 2019		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.90		$11.30		$11.18	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.30		0.35	0.27	0.13
Net realized and unrealized gain (loss) on investments (3)	(0.10)		(0.31)		0.33	1.04	0.11
Total from investment operations	0.08		(0.01)		0.68	1.31	0.24
Paid-in-capital from redemption fees	—		—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.19)		(0.39)		(0.41)	(0.23)	(0.13)
Return of capital	—		—		—	—	(0.01)
Net realized gains	(0.14)		(0.00	) (4)	(0.15)	—	—
Total distributions	(0.33)		(0.39)		(0.56)	(0.23)	(0.14)
Net asset value, end of period	$10.65		$10.90		$11.30	$11.18	$10.10
Total return (5)	0.83	% (6)	(0.07)%		6.18%	13.04%	2.38	% (6)
Net assets, at end of period (000s)	$218,254		$261,476		$247,550	$130,503	$55,407
Ratio of gross expenses to average before waiver/recapture net assets (7,8)	1.55	% (9)	1.52%		1.52%	1.60%	2.07	% (9)
Ratio of net expenses to average after waiver/recapture net assets (7)	1.55	% (9)	1.52%		1.52%	1.68%	1.75	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	3.48	% (9)	2.74%		3.07%	2.60%	1.25	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	3.48	% (9)	2.74%		3.07%	2.52%	1.57	% (9)
Portfolio Turnover Rate	342	% (6)	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2019		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.92		$15.75	$14.36	$15.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.09)	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(1.98)		1.17	1.42	(0.53)
Total from investment operations	(2.00)		1.08	1.39	(0.64)
Less distributions from:
Net realized gains	(0.49)		(0.91)	—	—
Total distributions	(0.49)		(0.91)	—	—
Net asset value, end of period	$13.43		$15.92	$15.75	$14.36
Total return (4)	(12.69	)% (5)	7.02%	9.68%	(4.27	)% (5)
Net assets, at end of period (000s)	$5,363		$6,322	$3,796	$2,632
Ratio of gross expenses to average net assets (6,7)	2.34	% (8)	3.12%	4.18%	4.50	% (8)
Ratio of net expenses to average net assets (6,7)	2.13	% (8)	2.81%	3.33%	2.75	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(0.65	)% (8)	(1.68)%	(2.37)%	(3.22	)% (8)
Ratio of net investment loss after waiver to average net assets (6,9)	(0.44	)% (8)	(1.37)%	(1.52)%	(1.72	)% (8)
Portfolio Turnover Rate	184	% (5)	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.21	% (8)	2.31%	2.85%	3.75	% (8)
Net expenses to average net assets	2.00	% (8)	2.00%	2.00%	2.00	% (8)

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2019		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.57		$15.53	$14.26	$15.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.20)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments (3)	(1.93)		1.15	1.41	(0.54)
Total from investment operations	(2.00)		0.95	1.27	(0.74)
Less distributions from:
Net realized gains	(0.49)		(0.91)	—	—
Total distributions	(0.49)		(0.91)	—	—
Net asset value, end of period	$13.08		$15.57	$15.53	$14.26
Total return (4)	(13.05	)% (5)	6.24%	8.83%	(4.93	)% (5)
Net assets, at end of period (000s)	$2,497		$2,870	$1,251	$843
Ratio of gross expenses to average net assets (6,7)	3.09	% (8)	3.87%	4.93%	5.00	% (8)
Ratio of net expenses to average net assets (6,7)	2.88	% (8)	3.56%	4.08%	3.50	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(1.41	)% (8)	(2.42)%	(3.12)%	(4.16	)% (8)
Ratio of net investment loss after waiver to average net assets (6,9)	(1.20	)% (8)	(2.11)%	(2.27)%	(2.67	)% (8)
Portfolio Turnover Rate	184	% (5)	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.96	% (8)	3.06%	3.60%	4.25	% (8)
Net expenses to average net assets	2.75	% (8)	2.75%	2.75%	2.75	% (8)

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the
	March 31, 2019		Year Ended	Year Ended	Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$16.04		$15.82	$14.38	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.05)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments (3)	(1.99)		1.18	1.43	(0.54)
Total from investment operations	(2.00)		1.13	1.44	(0.62)
Less distributions from:
Net realized gains	(0.49)		(0.91)	—	—
Total distributions	(0.49)		(0.91)	—	—
Net asset value, end of period	$13.55		$16.04	$15.82	$14.38
Total return (4)	(12.60	)% (5)	7.31%	10.01%	(4.13	)% (5)
Net assets, at end of period (000s)	$19,796		$23,615	$10,662	$5,900
Ratio of gross expenses to average net assets (6,7)	2.09	% (8)	2.87%	3.93%	4.25	% (8)
Ratio of net expenses to average net assets (6,7)	1.88	% (8)	2.56%	3.08%	2.50	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(0.41	)% (8)	(1.43)%	(2.14)%	(3.25	)% (8)
Ratio of net investment loss after waiver to average net assets (6,9)	(0.20	)% (8)	(1.12)%	(1.29)%	(1.50	)% (8)
Portfolio Turnover Rate	184	% (5)	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.96	% (8)	2.06%	2.60%	3.50	% (8)
Net expenses to average net assets	1.75	% (8)	1.75%	1.75%	1.75	% (8)

(8)	Annualized.

(9)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018 (1)
Net asset value, beginning of period	$15.45	$15.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments (3)	(1.18)	0.67
Total from investment operations	(1.21)	0.58
Less distributions from:
Net investment income	(0.11)	(0.09)
Return of capital	—	(0.04)
Net realized gains	(0.20)	—
Total distributions	(0.31)	(0.13)
Net asset value, end of period	$13.93	$15.45
Total return (4,5)	(7.84)%	3.88%
Net assets, at end of period (000s)	$8,043	$16,285
Ratio of gross expenses to average net assets (6,7)	2.69%	2.53%
Ratio of net expenses to average net assets (6,7)	2.00%	2.00%
Ratio of net investment loss before waiver to average net assets (7,8)	(1.10)%	(1.11)%
Ratio of net investment loss after waiver to average net assets (7,8)	(0.41)%	(0.58)%
Portfolio Turnover Rate (5)	184%	243%

(1)	The Counterpoint Long-Short Equity Fund’s Class A shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018 (1)
Net asset value, beginning of period	$15.47	$15.00
Activity from investment operations:
Net investment loss (2)	(0.24)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(0.84)	0.71
Total from investment operations	(1.08)	0.60
Less distributions from:
Net investment income	(0.17)	(0.09)
Return of capital	—	(0.04)
Net realized gains	(0.20)	—
Total distributions	(0.37)	(0.13)
Net asset value, end of period	$14.02	$15.47
Total return (4,6)	(7.01)%	4.06%
Net assets, at end of period (000s)	$0 (5)	$0 (5)
Ratio of gross expenses to average net assets (7,8)	3.44%	3.28%
Ratio of net expenses to average net assets (7,8)	2.75%	2.75%
Ratio of net investment loss before waiver to average net assets (8,9)	(3.31)%	(1.31)%
Ratio of net investment loss after waiver to average net assets (8,9)	(2.62)%	(0.78)%
Portfolio Turnover Rate (6)	184%	243%

(1)	The Counterpoint Long-Short Equity Fund’s Class C shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Less than $1,000 in net assets.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018 (1)
Net asset value, beginning of period	$15.48	$15.00
Activity from investment operations:
Net investment income (2)	0.01	0.17
Net realized and unrealized gain (loss) on investments (3)	(1.20)	0.44
Total from investment operations	(1.19)	0.61
Less distributions from:
Net investment income	(0.17)	(0.09)
Return of capital	—	(0.04)
Net realized gains	(0.20)	—
Total distributions	(0.37)	(0.13)
Net asset value, end of period	$13.92	$15.48
Total return (4,5)	(7.65)%	4.13%
Net assets, at end of period (000s)	$5,296	$1,588
Ratio of gross expenses to average net assets (6,7)	2.44%	2.28%
Ratio of net expenses to average net assets (6,7)	1.75%	1.75%
Ratio of net investment income (loss) before waiver to average net assets (7,8)	(0.56)%	0.61%
Ratio of net investment income after waiver to average net assets (7,8)	0.13%	1.14%
Portfolio Turnover Rate (5)	184%	243%

(1)	The Counterpoint Long-Short Equity Fund’s Class I shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018 (1)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.09
Net realized and unrealized gain (loss) on investments (3)	0.17	(0.01)
Total from investment operations	0.27	0.08
Less distributions from:
Net investment income	(0.10)	(0.08)
Total distributions	(0.10)	(0.08)
Net asset value, end of period	$10.17	$10.00
Total return (4,5)	2.67%	0.77%
Net assets, at end of period (000s)	$1,493	$1,023
Ratio of gross expenses to average net assets (6,7)	2.09%	2.74%
Ratio of net expenses to average net assets (6,7)	1.25%	1.25%
Ratio of net investment income before waiver to average net assets (7,8)	1.25%	1.45%
Ratio of net investment income after waiver to average net assets (7,8)	2.09%	2.94%
Portfolio Turnover Rate (5)	168%	1%

(1)	The Counterpoint Tactical Municipal Fund’s Class A shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended	For the
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018 (1)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.07
Net realized and unrealized gain (loss) on investments (3)	0.14	(0.01)
Total from investment operations	0.22	0.06
Less distributions from:
Net investment income	(0.06)	(0.06)
Total distributions	(0.06)	(0.06)
Net asset value, end of period	$10.16	$10.00
Total return (4,5)	2.24%	0.56%
Net assets, at end of period (000s)	$165	$68
Ratio of gross expenses to average net assets (6,7)	2.84%	3.49%
Ratio of net expenses to average net assets (6,7)	2.00%	2.00%
Ratio of net investment income before waiver to average net assets (7,8)	0.89%	0.77%
Ratio of net investment income after waiver to average net assets (7,8)	1.73%	2.26%
Portfolio Turnover Rate (5)	168%	1%

(1)	The Counterpoint Tactical Municipal Fund’s Class C shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	March 31, 2019	Period Ended
	(Unaudited)	September 30, 2018 (1)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.11	0.10
Net realized and unrealized gain (loss) on investments (3)	0.17	(0.02)
Total from investment operations	0.28	0.08
Less distributions from:
Net investment income	(0.11)	(0.08)
Total distributions	(0.11)	(0.08)
Net asset value, end of period	$10.17	$10.00
Total return (4,5)	2.80%	0.83%
Net assets, at end of period (000s)	$13,021	$13,063
Ratio of gross expenses to average net assets (6,7)	1.84%	2.49%
Ratio of net expenses to average net assets (6,7)	1.00%	1.00%
Ratio of net investment income before waiver to average net assets (7,8)	1.44%	1.68%
Ratio of net investment income after waiver to average net assets (7,8)	2.28%	3.17%
Portfolio Turnover Rate (5)	168%	1%

(1)	The Counterpoint Tactical Municipal Fund’s Class I shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Counterpoint Tactical Income Fund, the Counterpoint Tactical Equity Fund, the Counterpoint Long-Short Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Long-Short Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax free income and capital preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares of the Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Class A, Class C and Class I shares of the Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Class A, Class C and Class I shares of the Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017. Class A, Class C and Class I shares of the Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund and Class A shares of the Counterpoint Long-Short Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$288,802,727	$—	$—	$288,802,727
U.S. Government Obligations	—	31,662,745	—	31,662,745
Long Total Return Swaps	215,922	—	—	215,922
Short-Term Investment	3,642,488	—	—	3,642,488
Total	$292,661,137	$31,662,745	$—	$324,323,882

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$14,376,279	$—	$—	$14,376,279
Exchange Traded Fund	4,840,295	—	—	4,840,295
Purchased Put Options	—	159,250	—	159,250
U.S. Government Obligation	—	3,942,863	—	3,942,863
Long Future Contracts	258,358	—	—	258,358
Long Total Return Swaps	—	212,785	—	212,785
Short-Term Investment	2,430,881	—	—	2,430,881
Short Total Return Swaps	—	142,279	—	142,279
Total	$21,905,813	$4,457,177	$—	$26,362,990

Counterpoint Long-Short Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,944,360	$—	$—	$6,944,360
Exchange Traded Fund	727,386	—	—	727,386
Long Future Contracts	41,450	—	—	41,450
U.S. Government Obligation	—	3,339,744	—	3,339,744
Short-Term Investment	2,068,139	—	—	2,068,139
Long Total Return Swaps	—	107,981	—	107,981
Short Total Return Swaps	—	79,638	—	79,638
Total	$9,781,335	$3,527,363	$—	$13,308,698

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$319,813	$—	$—	$319,813
Mutual Funds	13,955,039	—	—	13,955,039
Short-Term Investment	365,414	—	—	365,414
Total	$14,640,266	$—	$—	$14,640,266

The Funds did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on total return swaps on the Statement of Assets and Liabilities. The realized loss on swap contracts and change in unrealized appreciation on swap contracts are located on the Statement of Operations.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 – September 30, 2018, or expected to be taken in the Funds’ September 30, 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the six months ended March 31, 2019, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$2,194,048
Counterpoint Tactical Equity Fund	$189,309
Counterpoint Long-Short Equity Fund	$87,816
Counterpoint Tactical Municipal Fund	$50,236

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Long-Short Equity Fund for other expenses, until at least January 31, 2020, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Pursuant to the Waiver Agreement concerning the Counterpoint Tactical Municipal Fund, the Advisor has contractually agreed to waive a portion of its expenses and has agreed to reimburse the Counterpoint Tactical Municipal Fund, at least until January 31, 2020 to ensure that total operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the six months ended March 31, 2019 the Advisor waived fees pursuant to the Waiver Agreement as follows:

Advisory Fee Waiver
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	$31,589
Counterpoint Long-Short Equity Fund	$48,516
Counterpoint Tactical Municipal Fund	$60,525

As of March 31, 2019 the amount of expenses reimbursed subject to recapture were as follows:

	September 30, 2019	September 30, 2020	September 30, 2021	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$106,431	$109,758	$75,215	$291,404
Counterpoint Long-Short Equity Fund	$—	$—	$77,272	$77,272
Counterpoint Tactical Municipal Fund	$—	$—	$55,752	$55,752

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the period ended March 31, 2019 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$109,489	$162,401
Counterpoint Tactical Equity Fund	$7,148	$13,581
Counterpoint Long-Short Equity Fund	$13,848	$—
Counterpoint Tactical Municipal Fund	$1,439	$564

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended March 31, 2019, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Unerwriter
Counterpoint Tactical Income Fund	$27,539	$3,485
Counterpoint Tactical Equity Fund	$16,268	$2,488
Counterpoint Long-Short Equity Fund	$—	$—
Counterpoint Tactical Municipal Fund	$—	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including the Distributor, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$1,088,894,721	$1,129,220,571
Counterpoint Tactical Equity Fund	$42,667,109	$47,103,242
Counterpoint Long-Short Equity Fund	$19,025,821	$25,012,890
Counterpoint Tactical Municipal Fund	$17,555,299	$17,565,734

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$316,316,363	$8,394,962	$(387,443)	$8,007,519
Counterpoint Tactical Equity Fund	$25,045,375	$2,024,622	$(707,007)	$1,317,615
Counterpoint Long-Short Equity Fund	$12,910,993	$603,733	$(206,028)	$397,705
Counterpoint Tactical Municipal Fund	$14,292,126	$348,141	$(1)	$348,140

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

6.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of March 31, 2019.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Unrealized appreciation on total return swaps	$215,922

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	$258,358

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	355,064

Counterpoint Long-Short Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	$41,450

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	187,619

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended March 31, 2019.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Credit exposure contracts/Credit risk	$(330,000)	$470,256

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Credit exposure contracts/Credit risk	$(553,125)	$—

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed income contracts/Credit Risk	$(1,665,734)	$70,454

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(1,756,845)	$164,968

		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$41,635	$(222,988)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(2,217,302)	$466,332

Counterpoint Long-Short Equity Fund

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(9,727)	$32,602

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(53,683)	$158,799

The notional value of the derivative instruments outstanding as of March 31, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During six months ended March 31, 2019, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2019 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized appreciation on total return swaps	Goldman Sachs	$149,239	(1)	$—		$149,239	$—	$149,239	(2)	$—

Unrealized appreciation on total return swaps	JP Morgan	66,683	(1)	—		66,683	—	66,683	(2)	—
		$215,922		$—		$215,922	$—	$215,922		$—

Counterpoint Tactical Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities

Unrealized appreciation on futures contracts	Goldman Sachs	$258,358	(1)	$—		$258,358	$—	$258,358	(2)	$—

Unrealized appreciation on total return swaps	Goldman Sachs	185,289	(1)	(62,647	) (1)	122,642	—	122,642	(2)	—

Unrealized appreciation on total return swaps	JP Morgan	232,422	(1)	—		232,422	—	232,422	(2)	—
		$676,069		$(62,647)		$613,422	$—	$613,422		$—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Counterpoint Long-Short Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities

Unrealized appreciation on futures contracts	Goldman Sachs	$41,450	(1)	$—		$41,450	$—	$41,450	(2)	$—

Unrealized appreciation on total return swaps	Goldman Sachs	92,628	(1)	(29,115	) (1)	63,513	—	63,513	(2)	—

Unrealized appreciation on total return swaps	JP Morgan	124,106	(1)	—		124,106	—	124,106	(2)
		$258,184		$(29,115)		$229,069	$—	$229,069		$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2018 and September 30, 2017 was as follows:

For fiscal year ended	Ordinary	Tax Exempt	Long-Term	Return of
9/30/2018	Income	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$12,924,600	$—	$—	$—	$12,924,600
Counterpoint Tactical Equity Fund	—	—	995,186	—	995,186
Counterpoint Long-Short Equity Fund	—	—	32,216	83,084	115,300
Counterpoint Tactical Municipal Fund	6,232	105,047	—	—	111,279

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2017	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$13,565,974	$781,703	$—	14,347,677
Counterpoint Tactical Equity Fund	—	—	—	—
Counterpoint Long-Short Equity Fund	—	—	—	—
Counterpoint Tactical Municipal Fund	—	—	—	—

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary Tax	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Exempt Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$1,578,566	$—	$4,538,338	$—	$—	$—	$(1,385,163)	$4,731,741
Counterpoint Tactical Equity Fund	—	—	1,004,223	—	—	(21,567)	2,113,238	3,095,894
Counterpoint Long-Short Equity Fund	—	—	—	—	—	(274)	1,001,336	1,001,062
Counterpoint Tactical Municipal Fund	378	6,328	—	(68)	—	—	(39,660)	(33,022)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open futures, options and swaps contracts, and adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences for the Counterpoint Tactical Equity Fund and Counterpoint Long-Short Equity Fund are primarily attributable to the tax deferral of losses on straddles. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $29 for the Counterpoint Tactical Equity Fund.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Counterpoint Tactical Municipal Fund incurred and elected to defer such capital losses of $68.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency losses, net operating losses and short-term capital gains, the reclassification of fund distributions, and tax adjustments for non-deductible expenses, swaps, real estate investment trusts, partnerships, C-Corporation return of capital distributions, passive foreign investment companies resulted in reclassification for the period ended September 30, 2018 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Counterpoint Tactical Income Fund	$—	$2,991,950	$(2,991,950)
Counterpoint Tactical Equity Fund	(1,168,777)	522,707	645,970
Counterpoint Long-Short Equity Fund	(568,441)	91,854	476,587
Counterpoint Tactical Municipal Fund	—	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the BlackRock High Yield Municipal Fund (the “BlackRock Fund”). The BlackRock Fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes. The Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2019, the percentage of the net assets invested in the BlackRock Fund was 39.0%.

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the Eaton Vance High Yield Municipal Income Fund (the “Eaton Fund”). The Eaton Fund’s investment objective is to provide high current income exempt from regular Federal income tax. Capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The Fund may redeem its investment from the Eaton Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Eaton Fund. The financial statements of the Eaton Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2019, the percentage of the net assets invested in the Eaton Fund was 34.0%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2019, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
NFS LLC	Counterpoint Tactical Equity Fund	25.43%
TD Ameritrade	Counterpoint Tactical Equity Fund	28.79%
Charles Schwab & Co.	Counterpoint Long-Short Equity Fund	25.71%
NFS LLC	Counterpoint Long-Short Equity Fund	31.79%
TD Ameritrade	Counterpoint Long-Short Equity Fund	36.46%
Charles Schwab & Co.	Counterpoint Tactical Municipal Fund	25.79%
NFS LLC	Counterpoint Tactical Municipal Fund	42.03%
TD Ameritrade	Counterpoint Tactical Municipal Fund	27.18%

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019.

Actual Expenses

The “Actual” table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provide information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid*	Expense Ratio
	Value	Value	During Period	During* the Period
Actual	10/1/18	3/31/19	10/1/18 – 3/31/19	10/1/18 – 3/31/19
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,007.20	$9.01	1.80%
Class C	$1,000.00	$1,003.40	$12.81	2.55%
Class I	$1,000.00	$1,008.30	$7.76	1.55%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$873.10	$9.34	2.00%
Class C	$1,000.00	$869.50	$12.82	2.75%
Class I	$1,000.00	$874.00	$8.18	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$921.60	$9.58	2.00%
Class C	$1,000.00	$929.90	$13.23	2.75%
Class I	$1,000.00	$923.50	$8.39	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,026.70	$6.32	1.25%
Class C	$1,000.00	$1,022.40	$10.08	2.00%
Class I	$1,000.00	$1,028.00	$5.06	1.00%

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited) (Continued)
March 31, 2019

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
Hypothetical	Value	Value	During Period	During the Period
(5% return before expenses)**	10/1/18	3/31/19	10/1/18 – 3/31/19	10/1/18 – 3/31/19
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,015.96	$9.05	1.80%
Class C	$1,000.00	$1,012.22	$12.79	2.55%
Class I	$1,000.00	$1,017.20	$7.80	1.55%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,014.96	$10.05	2.00%
Class C	$1,000.00	$1,011.22	$13.79	2.75%
Class I	$1,000.00	$1,016.21	$8.80	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$1,014.96	$10.05	2.00%
Class C	$1,000.00	$1,011.22	$13.79	2.75%
Class I	$1,000.00	$1,016.21	$8.80	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.70	$6.29	1.25%
Class C	$1,000.00	$1,014.96	$10.05	2.00%
Class I	$1,000.00	$1,019.95	$5.04	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/6/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/19